UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Multi-Cap Growth Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2013

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
9/30/12 (Unaudited)

COMMON STOCKS (98.5%)(a)
			Shares	Value

Aerospace and defense (3.9%)

Embraer SA ADR (Brazil)(S)			624,200	$16,616,204

Esterline Technologies Corp.(NON)			164,800	9,251,872

Honeywell International, Inc.(S)			695,200	41,538,200

Precision Castparts Corp.			242,061	39,538,244

United Technologies Corp.			254,200	19,901,318

				126,845,838
Air freight and logistics (1.0%)

FedEx Corp.			365,000	30,886,300

				30,886,300
Airlines (0.2%)

Delta Air Lines, Inc.(NON)(S)			719,300	6,588,788

				6,588,788
Auto components (1.5%)

Allison Transmission Holdings, Inc.(S)			539,713	10,859,026

American Axle & Manufacturing Holdings, Inc.(NON)(S)			1,512,077	17,041,108

Johnson Controls, Inc.(S)			710,300	19,462,220

				47,362,354
Beverages (1.9%)

Beam, Inc.			219,304	12,618,752

Coca-Cola Enterprises, Inc.			1,160,200	36,279,454

PepsiCo, Inc.			175,200	12,398,904

				61,297,110
Biotechnology (1.4%)

Affymax, Inc.(NON)(S)			796,570	16,775,764

BioMarin Pharmaceuticals, Inc.(NON)(S)			253,800	10,220,526

Cubist Pharmaceuticals, Inc.(NON)(S)			327,611	15,620,492

Dendreon Corp.(NON)(S)			353,164	1,705,782

				44,322,564
Building products (0.2%)

Owens Corning, Inc.(NON)(S)			240,100	8,033,746

				8,033,746
Capital markets (2.6%)

Apollo Global Management, LLC Class A			604,916	8,868,069

Charles Schwab Corp. (The)(S)			1,764,200	22,564,118

Invesco, Ltd.			1,171,100	29,265,789

Raymond James Financial, Inc.			175,036	6,415,069

State Street Corp.(S)			381,400	16,003,544

				83,116,589
Chemicals (3.9%)

Albemarle Corp.(S)			233,600	12,306,048

Celanese Corp. Ser. A			941,599	35,696,018

FMC Corp.(S)			313,500	17,361,630

GSE Holding, Inc.(NON)(S)			896,457	7,037,187

LyondellBasell Industries NV Class A (Netherlands)			306,127	15,814,521

Monsanto Co.			298,100	27,133,062

Tronox, Ltd. Class A(S)			436,500	9,886,725

				125,235,191
Commercial services and supplies (0.8%)

Tyco International, Ltd.			453,900	25,536,414

				25,536,414
Communications equipment (3.3%)

Cisco Systems, Inc.			673,755	12,861,983

F5 Networks, Inc.(NON)(S)			129,800	13,590,060

Polycom, Inc.(NON)			1,423,598	14,050,912

Qualcomm, Inc.			1,082,335	67,635,114

				108,138,069
Computers and peripherals (11.1%)

Apple, Inc.			391,776	261,416,456

EMC Corp.(NON)			1,685,300	45,958,131

NetApp, Inc.(NON)(S)			452,900	14,891,352

SanDisk Corp.(NON)			802,740	34,862,998

				357,128,937
Consumer finance (0.7%)

Capital One Financial Corp.			400,244	22,817,910

				22,817,910
Distributors (0.5%)

LKQ Corp.(NON)(S)			812,850	15,037,725

				15,037,725
Diversified financial services (1.2%)

Bank of America Corp.			1,563,100	13,802,173

Citigroup, Inc.			681,500	22,298,680

Moody's Corp.(S)			95,192	4,204,631

				40,305,484
Diversified telecommunication services (0.2%)

Iridium Communications, Inc.(NON)(S)			1,032,606	7,558,676

				7,558,676
Electrical equipment (0.9%)

AMETEK, Inc.(S)			402,100	14,254,445

GrafTech International, Ltd.(NON)(S)			574,020	5,160,440

Thermon Group Holdings, Inc.(NON)			362,440	9,057,376

				28,472,261
Electronic equipment, instruments, and components (0.4%)

TE Connectivity, Ltd.(S)			378,400	12,869,384

				12,869,384
Energy equipment and services (4.9%)

Cameron International Corp.(NON)			658,300	36,910,881

Dresser-Rand Group, Inc.(NON)			120,300	6,629,733

Halliburton Co.			455,800	15,355,902

National Oilwell Varco, Inc.(S)			370,500	29,680,755

Oil States International, Inc.(NON)			437,292	34,747,222

Schlumberger, Ltd.			467,900	33,843,207

				157,167,700
Food and staples retail (0.7%)

Walgreen Co.			602,500	21,955,100

				21,955,100
Food products (1.1%)

Hershey Co. (The)			230,200	16,318,878

Hillshire Brands Co.			167,100	4,474,938

Mead Johnson Nutrition Co.			222,000	16,268,160

				37,061,976
Health-care equipment and supplies (4.2%)

Baxter International, Inc.(S)			860,958	51,881,329

Covidien PLC			748,000	44,446,160

St. Jude Medical, Inc.(S)			337,600	14,223,088

Zimmer Holdings, Inc.(S)			375,900	25,418,358

				135,968,935
Health-care providers and services (3.8%)

Aetna, Inc.(S)			639,700	25,332,120

Catamaran Corp. (Canada)(NON)			215,462	21,108,812

CIGNA Corp.			390,985	18,442,762

Express Scripts Holding Co.(NON)			522,100	32,720,007

HealthSouth Corp.(NON)(S)			771,291	18,557,261

PSS World Medical, Inc.(NON)(S)			303,200	6,906,896

				123,067,858
Hotels, restaurants, and leisure (3.2%)

Las Vegas Sands Corp.(S)			504,555	23,396,215

McDonald's Corp.(S)			247,200	22,680,600

Penn National Gaming, Inc.(NON)(S)			329,410	14,197,571

Starbucks Corp.(S)			535,700	27,186,775

Wyndham Worldwide Corp.			282,869	14,844,965

				102,306,126
Household products (1.2%)

Colgate-Palmolive Co.(S)			239,400	25,668,468

Procter & Gamble Co. (The)			200,400	13,899,744

				39,568,212
Independent power producers and energy traders (0.6%)

Calpine Corp.(NON)			1,203,900	20,827,470

				20,827,470
Insurance (1.1%)

Aon PLC(S)			462,600	24,189,354

Fidelity National Financial, Inc. Class A(S)			586,000	12,534,540

				36,723,894
Internet and catalog retail (3.3%)

Amazon.com, Inc.(NON)(S)			145,800	37,079,856

HomeAway, Inc.(NON)(S)			390,700	9,161,915

HSN, Inc.(S)			284,700	13,964,535

Priceline.com, Inc.(NON)			73,490	45,470,468

				105,676,774
Internet software and services (3.0%)

eBay, Inc.(NON)			740,900	35,866,969

Google, Inc. Class A(NON)			81,066	61,164,297

				97,031,266
IT Services (2.5%)

Cognizant Technology Solutions Corp.(NON)			209,400	14,641,248

Computer Sciences Corp.			204,600	6,590,166

Total Systems Services, Inc.			839,200	19,889,040

Visa, Inc. Class A(S)			287,600	38,618,928

				79,739,382
Life sciences tools and services (1.6%)

Agilent Technologies, Inc.			393,000	15,110,850

Bruker Corp.(NON)(S)			1,027,618	13,451,520

Thermo Fisher Scientific, Inc.			402,200	23,661,426

				52,223,796
Machinery (2.5%)

Cummins, Inc.(S)			232,000	21,392,720

Eaton Corp.(S)			666,346	31,491,512

Edwards Group, Ltd. ADR (United Kingdom)(NON)			1,042,325	6,889,768

Timken Co.			535,901	19,914,081

				79,688,081
Marine (0.1%)

Kirby Corp.(NON)			32,447	1,793,670

				1,793,670
Media (2.7%)

Comcast Corp. Class A			716,800	25,639,936

Interpublic Group of Companies, Inc. (The)			1,931,400	21,477,168

Time Warner, Inc.(S)			918,500	41,635,605

				88,752,709
Metals and mining (1.4%)

Barrick Gold Corp. (Canada)(S)			353,400	14,757,984

Carpenter Technology Corp.(S)			316,500	16,559,280

Rio Tinto PLC (United Kingdom)			195,300	9,129,559

Walter Energy, Inc.			155,590	5,050,451

				45,497,274
Multiline retail (1.8%)

Dollar General Corp.(NON)			621,691	32,041,954

Nordstrom, Inc.(S)			468,171	25,833,676

				57,875,630
Oil, gas, and consumable fuels (3.6%)

Anadarko Petroleum Corp.			490,864	34,321,211

Cabot Oil & Gas Corp.			452,700	20,326,230

Cobalt International Energy, Inc.(NON)			220,656	4,914,009

Linn Energy, LLC (Units)			321,318	13,251,154

Noble Energy, Inc.(S)			377,600	35,007,296

Suncor Energy, Inc. (Canada)			304,200	10,006,945

				117,826,845
Personal products (0.2%)

Avon Products, Inc.(S)			454,500	7,249,275

				7,249,275
Pharmaceuticals (2.7%)

Auxilium Pharmaceuticals, Inc.(NON)			72,254	1,767,333

Eli Lilly & Co.(S)			498,800	23,648,108

Jazz Pharmaceuticals PLC(NON)			75,800	4,321,358

Medicines Co. (The)(NON)			442,200	11,413,182

Shire PLC ADR (United Kingdom)			232,500	20,622,750

Watson Pharmaceuticals, Inc.(NON)			309,800	26,382,568

				88,155,299
Professional services (1.1%)

Nielsen Holdings NV(NON)			647,400	19,409,052

Verisk Analytics, Inc. Class A(NON)			361,400	17,206,254

				36,615,306
Real estate investment trusts (REITs) (0.7%)

American Campus Communities, Inc.(R)			253,829	11,138,017

American Tower Corp. Class A(R)			138,102	9,859,102

				20,997,119
Real estate management and development (0.5%)

CBRE Group, Inc. Class A(NON)			912,200	16,793,602

				16,793,602
Road and rail (0.4%)

Hertz Global Holdings, Inc.(NON)(S)			899,300	12,347,389

				12,347,389
Semiconductors and semiconductor equipment (2.8%)

Avago Technologies, Ltd. (Singapore)			760,400	26,511,346

Broadcom Corp. Class A(NON)			367,100	12,694,318

Cymer, Inc.(NON)			42,628	2,176,586

First Solar, Inc.(NON)(S)			465,850	10,316,248

Texas Instruments, Inc.(S)			818,400	22,546,920

Xilinx, Inc.(S)			514,000	17,172,740

				91,418,158
Software (5.9%)

Check Point Software Technologies, Ltd. (Israel)(NON)(S)			305,800	14,727,328

Informatica Corp.(NON)(S)			86,100	2,997,141

Microsoft Corp.			1,268,763	37,783,762

Oracle Corp.			1,420,700	44,737,843

Salesforce.com, Inc.(NON)(S)			231,296	35,316,586

SS&C Technologies Holdings, Inc.(NON)(S)			571,199	14,399,927

Synchronoss Technologies, Inc.(NON)(S)			109,841	2,515,359

Synopsys, Inc.(NON)			686,400	22,664,928

VMware, Inc. Class A(NON)(S)			156,050	15,096,277

				190,239,151
Specialty retail (2.3%)

AutoZone, Inc.(NON)			40,300	14,897,701

Bed Bath & Beyond, Inc.(NON)(S)			339,787	21,406,581

Dick's Sporting Goods, Inc.(S)			288,600	14,963,910

TJX Cos., Inc. (The)			526,644	23,588,385

				74,856,577
Textiles, apparel, and luxury goods (0.5%)

Coach, Inc.(S)			315,500	17,674,310

				17,674,310
Tobacco (2.0%)

Lorillard, Inc.(S)			158,200	18,422,390

Philip Morris International, Inc.			510,600	45,923,364

				64,345,754
Trading companies and distributors (0.4%)

WESCO International, Inc.(NON)(S)			198,767	11,369,472

				11,369,472

Total common stocks (cost $2,716,234,879)				$3,184,367,450

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
			Shares	Value

Iridium Communications, Inc. 144A $7.00 cv. pfd.(NON)			35,822	$3,582,200

Nielsen Holdings NV $3.125 cv. pfd.			90,851	5,096,178

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(F)(RES)(NON)			125,000	—

United Technologies Corp. $3.75 cv. pfd.(NON)			116,257	6,522,018

Total convertible preferred stocks (cost $25,259,512)				$15,200,396

WARRANTS (—)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	1,682,858	$622,657

Total warrants (cost $1,699,687)				$622,657

SHORT-TERM INVESTMENTS (14.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)			433,563,129	$433,563,129

Putnam Money Market Liquidity Fund 0.14%(AFF)			35,097,760	35,097,760

U.S. Treasury bills with an effective yield of 0.199%, March 7, 2013(SEG)			$852,000	851,517

U.S. Treasury bills with an effective yield of 0.184%, April 4, 2013(SEG)			448,000	447,684

U.S. Treasury bills with an effective yield of 0.141%, February 7, 2013			70,000	69,974

U.S. Treasury bills with effective yields ranging from 0.103% to 0.124%, January 10, 2013			1,316,000	1,315,696

U.S. Treasury bills with effective yields ranging from 0.084% to 0.100%, October 18, 2012			1,351,000	1,350,944

Total short-term investments (cost $472,696,231)				$472,696,704

TOTAL INVESTMENTS

Total investments (cost $3,215,890,309)(b)				$3,672,887,207

FUTURES CONTRACTS OUTSTANDING at 9/30/12 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	10	$558,400	Dec-12	$(11,420)
Russell 2000 Index Mini (Long)	2	166,880	Dec-12	(3,864)
S&P 500 Index (Long)	5	1,792,750	Dec-12	(23,894)
S&P Mid Cap 400 Index E-Mini (Long)	4	394,600	Dec-12	(10,750)

Total				$(49,928)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2012 through September 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $3,231,747,537.
(b)	The aggregate identified cost on a tax basis is $3,215,477,849, resulting in gross unrealized appreciation and depreciation of $586,558,299 and $129,148,941, respectively, or net unrealized appreciation of $457,409,358.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $0, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

Putnam Money Market Liquidity Fund *	$37,166,064	$165,566,482	$167,634,786	$15,891	$35,097,760
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $421,555,912. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $433,563,129 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $2,266,650 to cover certain derivatives contracts.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 70 on futures contracts for the reporting period.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$509,542,205	$—	$—
Consumer staples	231,477,427	—	—
Energy	274,994,545	—	—
Financials	220,754,598	—	—
Health care	443,738,452	—	—
Industrials	368,177,265	$—	$—
Information technology	936,564,347	—	—
Materials	161,602,906	9,129,559	—
Telecommunication services	7,558,676	—	—
Utilities	20,827,470	—	—
Total common stocks	3,175,237,891	9,129,559	—
Convertible preferred stocks	6,522,018	8,678,378	—
Warrants	622,657	—	—
Short-term investments	35,097,760	437,598,944	—

Totals by level	$3,217,480,326	$455,406,881	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(49,928)	$—	$—

Totals by level	$(49,928)	$—	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$622,657	$49,928

Total	$622,657	$49,928

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi-Cap Growth Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 28, 2012